COMMITMENTS AND CONTINGENCIES - Future Minimum Payments under Non-cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 56,948
2018	44,156
2019	36,362
2020	28,936
2021	23,835
Thereafter	89,761
Total	$ 279,998